Borrowing and Credit Agreements (Details) (USD $)	12 Months Ended							1 Months Ended										1 Months Ended				1 Months Ended						12 Months Ended					1 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended							12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Commercial paper	Dec. 31, 2011 Commercial paper	Dec. 31, 2012 4.875% senior notes due 2014	Dec. 31, 2011 4.875% senior notes due 2014	May 31, 2010 3.25% senior notes due 2015	Dec. 31, 2012 3.25% senior notes due 2015	Dec. 31, 2011 3.25% senior notes due 2015	May 13, 2010 3.25% senior notes due 2015	Dec. 31, 2012 6.125% senior notes due 2016	Dec. 31, 2011 6.125% senior notes due 2016	Dec. 31, 2012 5.75% senior notes due 2017	Dec. 31, 2011 5.75% senior notes due 2017	Dec. 31, 2012 6.6% senior notes due 2019	Dec. 31, 2011 6.6% senior notes due 2019	May 31, 2010 4.75% senior notes due 2020	Dec. 31, 2012 4.75% senior notes due 2020	Dec. 31, 2011 4.75% senior notes due 2020	May 13, 2010 4.75% senior notes due 2020	May 31, 2011 4.125% senior notes due 2021	Dec. 31, 2012 4.125% senior notes due 2021	Dec. 31, 2011 4.125% senior notes due 2021	May 12, 2011 4.125% senior notes due 2021	Dec. 31, 2012 6.25% senior notes due 2027	Dec. 31, 2011 6.25% senior notes due 2027	Dec. 31, 2012 Trust Preferred Securities	Dec. 31, 2011 Trust Preferred Securities	Apr. 30, 2011 Trust Preferred Securities UAM Medicare Part D Business	Dec. 31, 2012 6.125% senior notes due 2039	Dec. 31, 2011 6.125% senior notes due 2039	May 31, 2011 5.75% senior notes due 2041	Dec. 31, 2012 5.75% senior notes due 2041	Dec. 31, 2011 5.75% senior notes due 2041	May 12, 2011 5.75% senior notes due 2041	Nov. 30, 2012 6.125%, 5.75% and 6.6% senior notes due in 2016, 2017 and 2019, respectively	Dec. 31, 2012 6.125%, 5.75% and 6.6% senior notes due in 2016, 2017 and 2019, respectively	Jul. 31, 2012 Enhanced Capital Advantage Preferred Securities due 2062	Dec. 31, 2011 Enhanced Capital Advantage Preferred Securities due 2062	Dec. 31, 2012 Enhanced Capital Advantage Preferred Securities due 2062	Nov. 30, 2012 2.75% senior notes due 2022	Dec. 31, 2012 2.75% senior notes due 2022	Nov. 26, 2012 2.75% senior notes due 2022	Dec. 31, 2012 Mortgage notes payable	Dec. 31, 2011 Mortgage notes payable	Dec. 31, 2012 Capital lease obligations	Dec. 31, 2011 Capital lease obligations	Dec. 31, 2012 Unsecured back-up credit facilities	Dec. 31, 2012 Unsecured back-up credit facility expiring on May 2013 y	Dec. 31, 2012 Unsecured back-up credit facility expiring on May 2015 y	Dec. 31, 2012 Unsecured back-up credit facility expiring on February 2017 y	May 31, 2011 2011 Notes	May 31, 2010 2010 Notes
Debt instrument
Total debt	$ 9,828,000,000	$ 10,014,000,000		$ 690,000,000	$ 750,000,000	$ 550,000,000	$ 550,000,000		$ 550,000,000	$ 550,000,000		$ 421,000,000	$ 700,000,000	$ 1,310,000,000	$ 1,750,000,000	$ 394,000,000	$ 1,000,000,000		$ 450,000,000	$ 450,000,000			$ 550,000,000	$ 550,000,000		$ 1,000,000,000	$ 1,000,000,000		$ 50,000,000		$ 1,500,000,000	$ 1,500,000,000		$ 950,000,000	$ 950,000,000					$ 42,000,000	$ 41,000,000		$ 1,250,000,000		$ 1,000,000	$ 4,000,000	$ 171,000,000	$ 168,000,000
Short-term debt (commercial paper)	(690,000,000)	(750,000,000)
Current portion of long-term debt	(5,000,000)	(56,000,000)
Long-term debt	9,133,000,000	9,208,000,000
Debt instrument interest rate stated percentage						4.875%			3.25%		3.25%	6.125%		5.75%		6.60%			4.75%		4.75%		4.125%		4.125%	6.25%					6.125%			5.75%		5.75%					6.302%		2.75%	2.75%
Debt instrument variable interest rate (as a percent)																																									2.59%
Maximum borrowing capacity under unsecured back-up credit facility																																																		1,000,000,000	1,250,000,000	1,250,000,000
Term of unsecured back-up credit facility (in years)																																																		3	4	5
Facility fee under unsecured back-up credit facility (as a percent)																																																	0.05%
Short-term debt, weighted average interest rate (as a percent)	0.35%	0.37%
Long-term debt assumed in connection with business acquisition																														110,000,000
Repayments of long-term debt	1,718,000,000	2,122,000,000	2,103,000,000																									50,000,000	60,000,000
Repurchase of outstanding ECAPS through tender offer																																							1,000,000	958,000,000
Principal amount of unsecured notes issued								550,000,000										450,000,000				550,000,000											950,000,000									1,250,000,000
Proceeds from issuance of long-term debt	1,239,000,000	1,463,000,000	991,000,000																																							1,240,000,000											1,500,000,000	991,000,000
Maximum aggregate principal amount of tender offer																																					1,000,000,000	1,325,000,000
Tender premium on extinguishment of debt																																						332,000,000
Write-off of unamortized deferred financing costs																																						13,000,000
Tender fees on extinguishment of debt																																						3,000,000
Loss on early extinguishment of debt	348,000,000																																					348,000,000
Aggregate maturities of long-term debt:
2013	5,000,000
2014	555,000,000
2015	556,000,000
2016	427,000,000
2017	$ 1,300,000,000